UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22746
American Funds Inflation Linked Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class A
| BFIAX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 71	0.69%
Management's discussion of fund performance
The fund’s Class A shares gained 5.71% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class A (with sales charge) *	3.07%	1.48%	1.70%
American Funds Inflation Linked Bond Fund — Class A (without sales charge) *	5.71%	1.98%	1.96%
Bloomberg U.S. Aggregate Index †	6.88%	(0.01) %	1.52%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	6.26%	2.27%	2.29%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class C
| BFICX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 143	1.40%
Management's discussion of fund performance
The fund’s Class C shares gained 4.97% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio
to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class C (with sales charge) 2	3.97%	1.28%	1.29%
American Funds Inflation Linked Bond Fund — Class C (without sales charge) 2	4.97%	1.28%	1.29%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class T
| TILBX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 40	0.39%
Management's discussion of fund performance
The fund’s Class T shares gained 5.95% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class T (with sales charge) 2	3.32%	1.78%	2.05%
American Funds Inflation Linked Bond Fund — Class T (without sales charge) 2	5.95%	2.28%	2.39%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.43%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.56%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
istics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-1
| BFIFX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.63% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class F-1 2	5.63%	1.98%	1.88%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net a sse ts (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-2
| BFIGX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.40%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.04% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticip atio
n of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class F-2 2	6.04%	2.27%	2.17%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-3
| FILBX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(b
ased
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.29%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.19% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class F-3 2	6.19%	2.38%	2.49%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.52%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.57%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-A
| CNLAX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 70	0.68%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.63% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-A (with sales charge) 2	2.99%	1.45%	1.64%
American Funds Inflation Linked Bond Fund — Class 529-A (without sales charge) 2	5.63%	1.97%	1.90%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-A shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-C
| CNLCX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 148	1.44%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.93% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-C (with sales charge) 2	3.93%	1.22%	1.50%
American Funds Inflation Linked Bond Fund — Class 529-C (without sales charge) 2	4.93%	1.22%	1.50%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-C shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-E
| CNLEX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 91	0.89%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 5.59% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-E 2	5.59%	1.77%	1.67%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-E shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-T
| TLIBX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 46	0.45%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.98% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-T (with sales charge) 2	3.34%	1.73%	2.00%
American Funds Inflation Linked Bond Fund — Class 529-T (without sales charge) 2	5.98%	2.24%	2.34%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.43%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.56%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-1
| CNLFX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.48%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.89% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-1 2	5.89%	2.17%	2.08%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-1 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-2
| FIBLX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.40%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.01% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-2 2	6.01%	(0.21) %
Bloomberg U.S. Aggregate Index 3	6.88%	(1.48) %
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	0.66%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-3
| FLIBX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 35	0.34%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 6.16% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-3 2	6.16%	(0.15) %
Bloomberg U.S. Aggregate Index 3	6.88%	(1.48) %
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	0.66%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-1
| RILAX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 144	1.41%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.93% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-1 2	4.93%	1.24%	1.16%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-2
| RILBX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 139	1.36%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.03% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-2 2	5.03%	1.29%	1.19%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-2E
| RILGX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.10%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 5.28% for the year ended November 30, 2024. That result compares
with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-2E 2	5.28%	1.54%	1.53%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-3
| RILCX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.94%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.41% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-3 2	5.41%	1.71%	1.61%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-4
| RILDX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.64%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.72% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the
Fed’s
monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-4 2	5.72%	2.02%	1.92%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-5E
| RILHX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.44%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.93% for the year ended November 30, 2024. That result
compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-5E 2	5.93%	2.22%	2.58%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.60%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.76%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-5
| RILEX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.34%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.12% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class R-5 2	6.12%	2.33%	2.21%
Bloomberg U.S. Aggregate Index 3	6.88%	(0.01) %	1.38%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	6.26%	2.27%	2.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on January 23, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-060-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-6
| RILFX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.29%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 6.07% for the year ended November 30, 2024. That result compares with a 6.26% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market experienced increased volatility. Yields rose through late April, followed by a decline. This was due in part to easing inflation and expected U.S. Federal Reserve (Fed) interest rate cuts in response to softening labor market conditions. Yields rose again in mid-September in anticipation of stronger economic growth and the possibility that total U.S. debt would increase in 2025.
Interest rate positioning was the key driver of relative returns over the fund’s fiscal year, with active duration positioning making a positive contribution. Entering 2024 with an underweight to duration helped returns as rates rose due to stronger-than-expected economic data and a reassessment of the Fed’s monetary policy path. As economic data showed signs of softening, the fund’s managers moved to a longer duration position, allowing the portfolio to benefit from falling rates. From a sector positioning perspective, modest positive contributions came from small out-of-benchmark exposures to securitized credit, municipal bonds and emerging markets debt.
Conversely, the fund’s hedging of credit risk had a negative impact in an environment in which credit outpaced most fixed income sectors, including both nominal and inflation-linked Treasuries. Positioning for a steeper yield curve also detracted from the fund’s results.
*
Even though the spot yield curve steepened during the period, the steepening was smaller than what the market had priced in.
*
Yield curve positioning is a strategy where a manager adjusts a bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-6 *	6.07%	2.38%	2.34%
Bloomberg U.S. Aggregate Index †	6.88%	(0.01) %	1.52%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	6.26%	2.27%	2.29%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 13,549
Total number of portfolio holdings	283
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-060-0125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
November 30, 2024	52,000	None	6,000	None
November 30, 2023	50,000	None	6,000	None
Adviser and Affiliates2
November 30, 2024	Not Applicable	44,000	None	None
November 30, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
November 30, 2024	50,000
November 30, 2023	6,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Inflation Linked Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended November 30, 2024
Lit. No. MFGEFP4-060-0125 © 2025 Capital Group. All rights reserved.

Investment portfolio November 30, 2024

Bonds, notes & other debt instruments 97.50%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 89.03%
U.S. Treasury inflation-protected securities 88.96%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[1]	USD10,469	$10,423
	U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[1]	39,223	39,147
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[1]	164,474	162,773
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1,2]	280,973	278,189
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[1]	60,999	60,139
	U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[1]	143,757	141,540
	U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026[1,2]	165,205	165,117
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[1]	208,197	202,913
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[1]	251,226	245,076
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[1]	332,467	322,937
	U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[1]	391,038	379,265
	U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027[1,2]	237,951	240,705
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[1]	656,768	630,502
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[1]	106,776	103,323
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[1]	617,637	616,917
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[1]	612,759	588,759
	U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028[1]	91,803	91,696
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[1]	82,348	84,472
	U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[1]	85,407	82,402
	U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029[1]	2,937	3,021
	U.S. Treasury Inflation-Protected Security 2.125% 4/15/2029[1]	356,762	361,198
	U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[1,2]	271,412	254,228
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[1]	180,360	179,460
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[1]	603,588	554,785
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[1,2]	828,818	757,724
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[1,2]	1,340,749	1,209,245
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[1]	235,268	210,971
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[1]	284,067	251,577
	U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[1]	514,807	470,967
	U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033[1]	190,519	179,499
	U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[1]	658,487	648,152
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[1]	130,621	130,097
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040[1]	65,642	66,222
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[1]	62,627	63,264
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[1]	69,765	56,210
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[1]	186,638	144,235
	U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[1]	88,068	77,383
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045[1]	149,956	115,265
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[1]	128,864	103,051
	U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047[1]	208,847	161,022
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048[1,2]	333,060	261,841
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[1]	58,387	45,537
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[1]	276,129	173,912
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1,2]	483,190	288,959
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[1]	380,777	328,299
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[1,2]	513,598	510,433
			12,052,852

U.S. Treasury 0.07%
	U.S. Treasury 4.125% 7/31/2028	1,732	1,732
	U.S. Treasury 2.00% 8/15/2051	1	1
	U.S. Treasury 3.625% 5/15/2053[2]	3,278	2,860
	U.S. Treasury 4.25% 8/15/2054	5,000	4,892
			9,485
	Total U.S. Treasury bonds & notes		12,062,337
Corporate bonds, notes & loans 4.83%
Health care 1.57%
	AbbVie, Inc. 5.40% 3/15/2054	35,000	35,544
	Amgen, Inc. 5.25% 3/2/2033	16,000	16,265
	Amgen, Inc. 4.875% 3/1/2053	10,600	9,654
	Amgen, Inc. 5.65% 3/2/2053	43,200	44,097
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	28,000	28,977

1	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Gilead Sciences, Inc. 5.10% 6/15/2035	USD20,930	$21,224
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	15,000	14,848
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	40,054	39,624
	Viatris, Inc. 4.00% 6/22/2050	3,442	2,470
			212,703

Industrials 1.28%
	Boeing Co. (The) 3.625% 2/1/2031	3,403	3,105
	Boeing Co. (The) 6.388% 5/1/2031[3]	1,246	1,313
	Boeing Co. (The) 6.528% 5/1/2034[3]	41,009	43,625
	Boeing Co. (The) 5.805% 5/1/2050	15,290	14,633
	Boeing Co. (The) 6.858% 5/1/2054[3]	30,567	33,224
	Boeing Co. (The) 7.008% 5/1/2064[3]	15,999	17,437
	LG Energy Solution, Ltd. 5.375% 7/2/2027[3]	15,764	15,878
	LG Energy Solution, Ltd. 5.375% 7/2/2029[3]	18,857	19,066
	LG Energy Solution, Ltd. 5.50% 7/2/2034[3]	24,860	24,936
			173,217

Financials 1.06%
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[4]	7,549	6,413
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[4]	47,594	48,735
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[4]	32,341	32,906
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[4]	11,850	12,203
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[4]	4,558	4,519
	Kookmin Bank 5.375% 5/8/2027[3]	16,990	17,303
	Korea Exchange Bank 5.375% 4/23/2027[3]	7,590	7,724
	Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[4]	13,000	13,421
			143,224

Consumer discretionary 0.36%
	Alibaba Group Holding, Ltd. 5.625% 11/26/2054[3]	6,035	6,183
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	28,099	28,531
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[3]	14,490	14,660
			49,374

Energy 0.25%
	Petroleos Mexicanos 7.47% 11/12/2026	MXN30	2
	Qatar Energy 2.25% 7/12/2031[3]	USD17,300	14,855
	Qatar Energy 3.125% 7/12/2041[3]	13,495	10,281
	Qatar Energy 3.30% 7/12/2051[3]	12,200	8,706
			33,844

Communication services 0.23%
	SBA Tower Trust 1.631% 11/15/2026[3]	22,469	21,006
	Tencent Holdings, Ltd. 2.39% 6/3/2030	11,207	9,912
			30,918

Utilities 0.08%
	China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[4]	10,424	10,589
	Total corporate bonds, notes & loans		653,869
Bonds & notes of governments & government agencies outside the U.S. 1.73%
	Colombia (Republic of) 5.00% 6/15/2045	600	424
	Hungary (Republic of) 2.125% 9/22/2031[3]	13,860	11,153
	Hungary (Republic of) 3.125% 9/21/2051[3]	17,300	10,735
	Japan, Series 20, 0.10% 3/10/2025[1]	JPY4,704,750	31,661
	Japan, Series 24, 0.10% 3/10/2029[1]	114,642	798
	Japan, Series 84, 2.10% 9/20/2054	13,292,500	86,016
	PETRONAS Capital, Ltd. 3.50% 4/21/2030[3]	USD5,490	5,163
	PETRONAS Capital, Ltd. 4.55% 4/21/2050[3]	5,775	5,195
	Spain (Kingdom of) 1.25% 10/31/2030	EUR20,861	20,635
	United Kingdom 0.125% 8/10/2041[1]	GBP11,158	11,867
	United Mexican States, Series M20, 10.00% 12/5/2024	MXN110,000	5,392

American Funds Inflation Linked Bond Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	United Mexican States, Series M, 5.75% 3/5/2026	MXN521,500	$24,381
	United Mexican States, Series M, 7.50% 6/3/2027	110,000	5,142
	United Mexican States, Series M, 8.00% 11/7/2047	418,544	16,270
			234,832
Asset-backed obligations 1.16%
	Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[3,5,6]	USD209	209
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,5]	4,673	4,546
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[3,5]	745	669
	Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[3,5]	15,589	15,716
	ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[3,5]	881	885
	Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[3,5,6]	720	720
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,5]	6,049	5,877
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,5]	16,319	15,370
	Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[3,5]	2,239	2,119
	Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,5]	13,605	12,842
	GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[3,5]	9,442	9,438
	Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[3,5,7]	17,780	17,780
	Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,5]	915	912
	Hertz Vehicle Financing, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[3,5]	130	129
	Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,5]	8,811	8,264
	Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[3,5]	5,925	5,560
	Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[3,5]	826	771
	Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 5.879% 7/21/2030[3,5,6]	3,601	3,601
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,5]	4,572	4,096
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,5]	5,902	5,447
	Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[3,5,6]	1,480	1,481
	OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[3,5,6]	2,498	2,501
	Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[3,5]	3,055	3,060
	Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[3,5,6]	2,109	2,110
	Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,5]	3,047	3,047
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.998% 4/15/2030[3,5,6]	581	582
	SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,5]	8,764	8,406
	TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,5]	5,858	5,449
	Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[3,5]	4,426	4,154
	Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,5]	2,235	2,038
	Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[3,5]	4,007	3,750
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[3,5]	1,204	1,206
	World OMNI Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[5]	4,297	4,293
			157,028
Municipals 0.46%
California 0.10%
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	6,385	6,284
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	7,840	7,292
			13,576

Florida 0.10%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	15,236	13,317

Ohio 0.16%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,790	21,402

3	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Wisconsin 0.10%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD14,510	$14,152
	Total municipals		62,447
Mortgage-backed obligations 0.29%
Collateralized mortgage-backed obligations (privately originated) 0.26%
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,4,5]	2,492	2,362
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[3,5]	22,486	20,682
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,5]	14,039	12,612
			35,656

Commercial mortgage-backed securities 0.03%
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.001% 5/15/2039[3,5,6]	3,539	3,531
	Total mortgage-backed obligations		39,187
	Total bonds, notes & other debt instruments (cost: $14,445,537,000)		13,209,700

Short-term securities 2.31%		Shares
Money market investments 2.31%
	Capital Group Central Cash Fund 4.65%[8,9]	3,126,021	312,633
	Total short-term securities (cost: $312,648,000)		312,633
Options purchased (equity style) 0.06%
	Options purchased (equity style)*		8,613
	Total options purchased (equity style) (cost: $11,063,000)		8,613
	Total investment securities 99.87% (cost: $14,769,248,000)		13,530,946
	Total options written† (0.05)% (premium received: $8,279,000)		(7,086)
	Other assets less liabilities 0.18%		24,834
	Net assets 100.00%		$13,548,694
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
Call
3 Month SOFR Futures Option	2,884	12/13/2024	USD96.50	USD721,000	$217
3 Month SOFR Futures Option	6,350	6/13/2025	97.00	1,587,500	992
3 Month SOFR Futures Option	1,882	6/13/2025	98.00	470,500	106
3 Month SOFR Futures Option	3,011	9/12/2025	97.00	752,750	941
					$2,256
Put
3 Month SOFR Futures Option	8,844	12/13/2024	USD95.56	USD2,211,000	$995
3 Month SOFR Futures Option	8,845	12/13/2024	95.81	2,211,250	5,362
					$6,357
					$8,613

American Funds Inflation Linked Bond Fund	4

†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2024 (000)
Call
3 Month SOFR Futures Option	2,884	12/13/2024	USD96.50	USD(721,000)	$(397)
Put
3 Month SOFR Futures Option	8,845	12/13/2024	USD95.69	USD(2,211,250)	$(2,709)
3 Month SOFR Futures Option	8,845	12/13/2024	95.75	(2,211,250)	(3,980)
					$(6,689)
					$(7,086)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2024 (000)
30 Day Federal Funds Futures	Long	6,291	12/2/2024	USD2,499,824	$211
30 Day Federal Funds Futures	Long	5,024	2/3/2025	2,001,177	516
3 Month SOFR Futures	Long	13,356	3/19/2025	3,191,166	1,564
3 Month SOFR Futures	Long	13,111	6/18/2025	3,139,921	(25,198)
3 Month SONIA Futures	Long	2,869	3/17/2026	878,644	1,980
3 Month SOFR Futures	Short	3,027	6/17/2026	(728,637)	4,997
3 Month SOFR Futures	Short	3,920	9/16/2026	(944,083)	1,831
2 Year U.S Treasury Note Futures	Long	11,309	4/3/2025	2,330,891	4,719
5 Year U.S Treasury Note Futures	Long	8,637	4/3/2025	929,355	5,219
10 Year Euro-Bund Futures	Long	1,451	12/10/2024	206,967	1,404
10 Year Italy Government Bond Futures	Short	2,311	12/10/2024	(300,409)	(10,703)
10 Year Japanese Government Bond Futures	Short	729	12/20/2024	(696,944)	6,140
10 Year Euro-Bund Futures	Long	1,249	3/10/2025	180,309	111
10 Year U.S Treasury Note Futures	Long	10,209	3/31/2025	1,135,113	8,323
10 Year Ultra U.S. Treasury Note Futures	Short	3,338	3/31/2025	(383,192)	(3,711)
20 Year U.S Treasury Note Futures	Long	2,546	3/31/2025	304,247	6,202
30 Year Euro-Buxl Futures	Long	58	12/10/2024	8,581	400
30 Year Ultra U.S. Treasury Bond Futures	Short	6,917	3/31/2025	(879,756)	(24,089)
					$(20,084)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 11/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	71,759	EUR	66,007	Morgan Stanley	12/9/2024	$1,875
USD	10,493	GBP	8,151	HSBC Bank	12/9/2024	104
USD	57,405	JPY	8,829,678	Bank of America	12/12/2024	(1,711)
USD	53,449	MXN	1,087,826	Morgan Stanley	12/20/2024	226
EUR	46,432	USD	49,186	Citibank	12/20/2024	(1)
JPY	2,575,615	USD	16,680	BNP Paribas	1/8/2025	632
USD	4,195	JPY	633,900	Standard Chartered Bank	1/8/2025	(66)
USD	5,162	JPY	779,950	Standard Chartered Bank	1/8/2025	(80)
USD	6,885	JPY	1,063,172	BNP Paribas	1/8/2025	(261)
USD	34,126	JPY	5,150,750	JPMorgan Chase	1/8/2025	(493)
USD	41,987	JPY	6,337,250	JPMorgan Chase	1/8/2025	(607)
						$(382)

5	American Funds Inflation Linked Bond Fund

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD9,964,900	$(1,185)	$—	$(1,185)
U.S. Urban CPI	At maturity	2.0233%	At maturity	2/6/2025	394,800	2,854	—	2,854
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,300	3,508	—	3,508
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,300	3,507	—	3,507
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,539	4,023	—	4,023
SOFR	Annual	3.916%	Annual	7/11/2025	259,600	784	—	784
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR311,900	(9,142)	—	(9,142)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	311,900	(9,165)	—	(9,165)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD26,456	(2)	—	(2)
4.2035%	Annual	SOFR	Annual	1/10/2026	100,572	(7)	—	(7)
4.184%	Annual	SOFR	Annual	1/10/2026	100,572	(29)	—	(29)
4.27%	Annual	SOFR	Annual	2/16/2026	244,880	240	—	240
4.265%	Annual	SOFR	Annual	2/16/2026	121,528	112	—	112
4.3035%	Annual	SOFR	Annual	2/17/2026	72,950	100	—	100
4.3005%	Annual	SOFR	Annual	2/17/2026	50,589	68	—	68
4.2675%	Annual	SOFR	Annual	2/17/2026	70,420	67	—	67
4.288%	Annual	SOFR	Annual	2/17/2026	51,392	61	—	61
4.2515%	Annual	SOFR	Annual	2/17/2026	72,242	55	—	55
4.568%	Annual	SOFR	Annual	3/1/2026	700,600	3,300	—	3,300
4.56%	Annual	SOFR	Annual	3/1/2026	713,000	3,289	—	3,289
4.28066%	Annual	SOFR	Annual	3/31/2026	594,500	1,006	—	1,006
4.9005%	Annual	SOFR	Annual	4/17/2026	374,000	3,738	—	3,738
4.8755%	Annual	SOFR	Annual	4/18/2026	620,000	6,043	—	6,043
4.659%	Annual	SOFR	Annual	5/17/2026	1,503,500	11,286	—	11,286
SOFR	Annual	4.5265%	Annual	6/18/2026	250,000	(1,571)	—	(1,571)
SOFR	Annual	4.528%	Annual	6/18/2026	250,000	(1,577)	—	(1,577)
SOFR	Annual	4.5335%	Annual	6/18/2026	500,000	(3,194)	—	(3,194)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	272	(7)	279
3.53%	Annual	SOFR	Annual	1/23/2027	USD269,300	(2,019)	—	(2,019)
3.5405%	Annual	SOFR	Annual	1/23/2027	445,800	(3,254)	—	(3,254)
3.535%	Annual	SOFR	Annual	1/23/2027	483,000	(3,576)	—	(3,576)
3.761%	Annual	SOFR	Annual	2/20/2027	310,800	(773)	—	(773)
3.7645%	Annual	SOFR	Annual	2/20/2027	620,900	(1,503)	—	(1,503)
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	1,773	—	1,773
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	1,000	4	—	4
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(33)	—	(33)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	1,667	—	1,667
3.45%	Annual	SOFR	Annual	2/1/2028	192,300	(2,370)	—	(2,370)
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	(595)	—	(595)
3.616%	Annual	SOFR	Annual	2/20/2028	264,500	(185)	—	(185)
3.624%	Annual	SOFR	Annual	2/20/2028	550,200	(304)	—	(304)
3.6475%	Annual	SOFR	Annual	2/27/2028	1,288,700	(99)	—	(99)
3.16%	Annual	SOFR	Annual	6/20/2028	78,500	(1,745)	—	(1,745)
SOFR	Annual	3.529%	Annual	1/29/2030	176,500	1,336	—	1,336
SOFR	Annual	3.5485%	Annual	1/29/2030	191,700	1,283	—	1,283
SOFR	Annual	3.528%	Annual	1/29/2030	144,300	1,099	—	1,099
Overnight MXN-F-TIIE	28-day	8.82%	28-day	3/22/2030	MXN727,650	(15)	—	(15)
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(1,766)	—	(1,766)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(1,460)	—	(1,460)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	(1,208)	—	(1,208)
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	(1,244)	—	(1,244)
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	(1,238)	—	(1,238)
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(1,939)	—	(1,939)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	(1,431)	—	(1,431)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(1,517)	—	(1,517)
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(1,759)	—	(1,759)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(1,663)	—	(1,663)
3.29%	Annual	SOFR	Annual	5/19/2030	80,000	(1,707)	—	(1,707)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	118,200	18,846	—	18,846

American Funds Inflation Linked Bond Fund	6

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD54,100	$1,988	$—	$1,988
SOFR	Annual	3.2903%	Annual	1/12/2033	235,000	6,633	—	6,633
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	4,291	—	4,291
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	3,901	—	3,901
3.2545%	Annual	SOFR	Annual	5/18/2033	346,000	(11,051)	—	(11,051)
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	1,840	—	1,840
SOFR	Annual	4.061%	Annual	8/24/2033	140,000	(3,779)	—	(3,779)
SOFR	Annual	3.9519%	Annual	8/25/2033	140,000	(2,647)	—	(2,647)
SOFR	Annual	3.8275%	Annual	9/1/2033	114,700	(1,114)	—	(1,114)
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	3,962	—	3,962
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	1,625	—	1,625
3.616%	Annual	SOFR	Annual	8/5/2044	105,700	(1,761)	—	(1,761)
3.561%	Annual	SOFR	Annual	8/9/2044	90,500	(2,198)	—	(2,198)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	14,766	—	14,766
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	6,789	—	6,789
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	6,096	—	6,096
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	8,953	—	8,953
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(2,456)	—	(2,456)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	22,005	—	22,005
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	21,642	—	21,642
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	23,413	—	23,413
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(7,924)	—	(7,924)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(8,104)	—	(8,104)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(9,689)	—	(9,689)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	3,632	—	3,632
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	3,596	—	3,596
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	2,299	—	2,299
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	2,051	—	2,051
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	1,890	—	1,890
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	1,839	—	1,839
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	1,882	—	1,882
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	2,445	—	2,445
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	4,039	—	4,039
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	1,916	—	1,916
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	1,809	—	1,809
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	1,954	—	1,954
SOFR	Annual	3.6815%	Annual	2/20/2054	88,300	(1,559)	—	(1,559)
SOFR	Annual	3.6765%	Annual	2/20/2054	100,908	(1,692)	—	(1,692)
SOFR	Annual	3.7205%	Annual	2/21/2054	73,792	(1,819)	—	(1,819)
SOFR	Annual	3.678%	Annual	7/10/2054	50,000	(919)	—	(919)
SOFR	Annual	3.47875%	Annual	8/5/2054	80,500	1,386	—	1,386
SOFR	Annual	3.415%	Annual	8/9/2054	68,900	1,975	—	1,975
						$114,951	$(7)	$114,958
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD3,991,366	$(95,198)	$(90,018)	$(5,180)

7	American Funds Inflation Linked Bond Fund

Investments in affiliates9

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.31%
Money market investments 2.31%
Capital Group Central Cash Fund 4.65% [8]	$253,496	$3,620,369	$3,560,877	$(340)	$(15)	$312,633	$22,775

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $203,096,000, which represented 1.50% of the net assets of the fund.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $480,365,000, which represented
3.55% of the net assets of the fund.

[4]	Step bond; coupon rate may change at a later date.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Value determined using significant unobservable inputs.
[8]	Rate represents the seven-day yield at 11/30/2024.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate

GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TIIE = Interbank Equilibrium Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	8

Financial statements
Statement of assets and liabilities at November 30, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,456,600)	$13,218,313
Affiliated issuers (cost: $312,648)	312,633	$13,530,946
Cash		1,347
Cash collateral pledged for swap contracts		821
Cash denominated in currencies other than U.S. dollars (cost: $29)		29
Unrealized appreciation on open forward currency contracts		2,837
Receivables for:
Sales of investments	6,970
Sales of fund’s shares	3,452
Dividends and interest	40,847
Variation margin on futures contracts	12,542
Variation margin on centrally cleared swap contracts	15,478	79,289
		13,615,269
Liabilities:
Unrealized depreciation on open forward currency contracts		3,219
Options written, at value (premium received: $8,279)		7,086
Payables for:
Purchases of investments	10,456
Repurchases of fund’s shares	2,768
Investment advisory services	2,789
Services provided by related parties	682
Trustees’ deferred compensation	138
Variation margin on futures contracts	13,821
Variation margin on centrally cleared swap contracts	25,555
Other	61	56,270
Net assets at November 30, 2024		$13,548,694
Net assets consist of:
Capital paid in on shares of beneficial interest		$14,818,482
Total distributable earnings (accumulated loss)		(1,269,788)
Net assets at November 30, 2024		$13,548,694
Refer to the notes to financial statements.

9	American Funds Inflation Linked Bond Fund

Financial statements (continued)
Statement of assets and liabilities at November 30, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,427,583 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$950,286	100,905	$9.42
Class C	27,335	2,944	9.29
Class T	10	1	9.44
Class F-1	33,749	3,574	9.44
Class F-2	323,628	34,126	9.48
Class F-3	294,750	31,142	9.46
Class 529-A	40,284	4,276	9.42
Class 529-C	1,141	122	9.36
Class 529-E	1,857	198	9.35
Class 529-T	12	1	9.43
Class 529-F-1	12	1	9.46
Class 529-F-2	8,281	879	9.43
Class 529-F-3	10	1	9.42
Class R-1	3,888	420	9.26
Class R-2	15,738	1,713	9.19
Class R-2E	2,115	225	9.38
Class R-3	23,024	2,471	9.32
Class R-4	32,767	3,482	9.41
Class R-5E	24,284	2,573	9.44
Class R-5	6,088	642	9.49
Class R-6	11,759,435	1,237,887	9.50

Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	10

Financial statements (continued)
Statement of operations for the year ended November 30, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$419,261
Dividends from affiliated issuers	22,775	$442,036
Fees and expenses*:
Investment advisory services	34,056
Distribution services	4,235
Transfer agent services	2,187
Administrative services	4,054
529 plan services	31
Reports to shareholders	150
Registration statement and prospectus	296
Trustees’ compensation	86
Auditing and legal	82
Custodian	134
Other	33	45,344
Net investment income		396,692
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(226,831)
Affiliated issuers	(340)
Options written	10,361
Futures contracts	11,976
Forward currency contracts	19,713
Swap contracts	(108,316)
Currency transactions	(645)	(294,082)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	607,221
Affiliated issuers	(15)
Options written	10,659
Futures contracts	61,166
Forward currency contracts	828
Swap contracts	246
Currency translations	(66)	680,039
Net realized gain (loss) and unrealized appreciation (depreciation)		385,957
Net increase (decrease) in net assets resulting from operations		$782,649
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

11	American Funds Inflation Linked Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended November 30,
	2024	2023

Operations:
Net investment income	$396,692	$513,689
Net realized gain (loss)	(294,082)	(386,235)
Net unrealized appreciation (depreciation)	680,039	(351,930)
Net increase (decrease) in net assets resulting from operations	782,649	(224,476)
Distributions paid to shareholders	(159,201)	(837,220)
Net capital share transactions	(248,912)	398,298
Total increase (decrease) in net assets	374,536	(663,398)
Net assets:
Beginning of year	13,174,158	13,837,556
End of year	$13,548,694	$13,174,158
Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	12

Notes to financial statements
1. Organization

American Funds Inflation Linked Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class C, T, 529-C and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

13	American Funds Inflation Linked Bond Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

American Funds Inflation Linked Bond Fund	14

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,062,337	$—	$12,062,337
Corporate bonds, notes & loans	—	653,869	—	653,869
Bonds & notes of governments & government agencies outside the U.S.	—	234,832	—	234,832
Asset-backed obligations	—	139,248	17,780	157,028
Municipals	—	62,447	—	62,447
Mortgage-backed obligations	—	39,187	—	39,187
Short-term securities	312,633	—	—	312,633
Options purchased on futures (equity style)	8,613	—	—	8,613
Total	$321,246	$13,191,920	$17,780	$13,530,946

15	American Funds Inflation Linked Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43,617	$—	$—	$43,617
Unrealized appreciation on open forward currency contracts	—	2,837	—	2,837
Unrealized appreciation on centrally cleared interest rate swaps	—	230,945	—	230,945
Liabilities:
Value of options written	(7,086)	—	—	(7,086)
Unrealized depreciation on futures contracts	(63,701)	—	—	(63,701)
Unrealized depreciation on open forward currency contracts	—	(3,219)	—	(3,219)
Unrealized depreciation on centrally cleared interest rate swaps	—	(115,987)	—	(115,987)
Unrealized depreciation on centrally cleared credit default swaps	—	(5,180)	—	(5,180)
Total	$(27,170)	$109,396	$—	$82,226
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Inflation Linked Bond Fund	16

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

17	American Funds Inflation Linked Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

American Funds Inflation Linked Bond Fund	18

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $9,181,196,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $22,098,291,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $386,776,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

19	American Funds Inflation Linked Bond Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $23,472,574,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $4,115,977,000.

American Funds Inflation Linked Bond Fund	20

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, November 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$8,613	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	7,086
Futures	Interest	Unrealized appreciation*	43,617	Unrealized depreciation*	63,701
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,837	Unrealized depreciation on open forward currency contracts	3,219
Swap (centrally cleared)	Interest	Unrealized appreciation*	230,945	Unrealized depreciation*	115,987
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	5,180
			$286,012		$195,173

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(29,128)	Net unrealized appreciation (depreciation) on investments	$(2,450)
Options written (equity style)	Interest	Net realized gain (loss) on options written	10,361	Net unrealized appreciation (depreciation) on options written	10,659
Futures	Interest	Net realized gain (loss) on futures contracts	11,976	Net unrealized appreciation (depreciation) on futures contracts	61,166
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	19,713	Net unrealized appreciation (depreciation) on forward currency contracts	828
Swap	Interest	Net realized gain (loss) on swap contracts	(30,815)	Net unrealized appreciation (depreciation) on swap contracts	(5,657)
Swap	Credit	Net realized gain (loss) on swap contracts	(77,501)	Net unrealized appreciation (depreciation) on swap contracts	5,903
			$(95,394)		$70,449
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

21	American Funds Inflation Linked Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of November 30, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$632	$ (261)	$ —	$ —	$371
HSBC Bank	104	—	—	(104)	—
Morgan Stanley	2,101	—	—	(2,101)	—
Total	$2,837	$ (261)	$ —	$ (2,205)	$371
Liabilities:
Bank of America	$1,711	$ —	$ (951)	$ —	$760
BNP Paribas	261	(261)	—	—	—
Citibank	1	—	(1)	—	—
JPMorgan Chase	1,100	—	—	—	1,100
Standard Chartered Bank	146	—	—	—	146
Total	$3,219	$ (261)	$ (952)	$ —	$2,006
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended November 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Inflation Linked Bond Fund	22

During the year ended November 30, 2024, the fund reclassified $37,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of November 30, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$271,178
Capital loss carryforward*	(412,732)
Gross unrealized appreciation on investments	356,942
Gross unrealized depreciation on investments	(1,485,049)
Net unrealized appreciation (depreciation) on investments	(1,128,107)
Cost of investments	14,831,304
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended November 30,
Share class	2024	2023
Class A	$10,471	$118,519
Class C	—	4,034
Class T	— †	1
Class F-1	403	6,585
Class F-2	7,882	72,768
Class F-3	6,043	52,000
Class 529-A	407	4,378
Class 529-C	—	146
Class 529-E	12	201
Class 529-T	— †	1
Class 529-F-1	— †	1
Class 529-F-2	106	666
Class 529-F-3	— †	1
Class R-1	2	240
Class R-2	62	720
Class R-2E	9	147
Class R-3	125	1,546
Class R-4	406	3,233
Class R-5E	268	1,790
Class R-5	96	591
Class R-6	132,909	569,652
Total	$159,201	$837,220
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the year ended November 30, 2024, the investment advisory services fees were $34,056,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.

23	American Funds Inflation Linked Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended November 30, 2024, the 529 plan services fees were $31,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

American Funds Inflation Linked Bond Fund	24

For the year ended November 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3,263	$1,276	$336	Not applicable
Class C	356	41	11	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	105	59	13	Not applicable
Class F-2	Not applicable	548	142	Not applicable
Class F-3	Not applicable	1	109	Not applicable
Class 529-A	100	47	13	$24
Class 529-C	14	2	— *	1
Class 529-E	10	1	1	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	4	3	5
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	39	5	1	Not applicable
Class R-2	124	53	5	Not applicable
Class R-2E	14	5	1	Not applicable
Class R-3	114	34	7	Not applicable
Class R-4	96	40	11	Not applicable
Class R-5E	Not applicable	38	7	Not applicable
Class R-5	Not applicable	4	2	Not applicable
Class R-6	Not applicable	29	3,392	Not applicable

Total class-specific expenses	$4,235	$2,187	$4,054	$31
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $86,000 in the fund’s statement of operations reflects $60,000 in current fees (either paid in cash or deferred) and a net increase of $26,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended November 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended November 30, 2024.

25	American Funds Inflation Linked Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2024
Class A	$50,656	5,514	$10,402	1,142	$(534,972)	(58,400)	$(473,914)	(51,744)
Class C	1,309	144	—	—	(23,120)	(2,554)	(21,811)	(2,410)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,277	139	400	44	(27,079)	(2,953)	(25,402)	(2,770)
Class F-2	97,842	10,627	7,705	842	(517,893)	(56,698)	(412,346)	(45,229)
Class F-3	89,385	9,747	5,774	633	(305,963)	(33,528)	(210,804)	(23,148)
Class 529-A	5,285	572	407	45	(18,742)	(2,042)	(13,050)	(1,425)
Class 529-C	245	27	—	—	(983)	(107)	(738)	(80)
Class 529-E	349	38	12	1	(965)	(106)	(604)	(67)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,789	195	105	12	(3,017)	(329)	(1,123)	(122)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,657	184	2	— †	(2,054)	(226)	(395)	(42)
Class R-2	3,772	420	61	7	(6,332)	(706)	(2,499)	(279)
Class R-2E	581	63	9	1	(1,238)	(135)	(648)	(71)
Class R-3	7,202	788	125	14	(7,849)	(862)	(522)	(60)
Class R-4	7,420	811	406	44	(23,074)	(2,522)	(15,248)	(1,667)
Class R-5E	8,549	936	267	29	(9,839)	(1,073)	(1,023)	(108)
Class R-5	1,791	194	96	11	(4,042)	(439)	(2,155)	(234)
Class R-6	1,750,674	190,363	132,912	14,510	(950,216)	(103,401)	933,370	101,472
Total net increase (decrease)	$2,029,783	220,762	$158,683	17,335	$(2,437,378)	(266,081)	$(248,912)	(27,984)
Refer to the end of the table for footnotes.

American Funds Inflation Linked Bond Fund	26

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2023
Class A	$108,675	11,868	$117,860	12,938	$(807,689)	(88,491)	$(581,154)	(63,685)
Class C	4,191	462	4,024	446	(38,247)	(4,242)	(30,032)	(3,334)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,406	587	6,552	718	(66,747)	(7,318)	(54,789)	(6,013)
Class F-2	255,252	27,650	72,134	7,883	(774,260)	(84,027)	(446,874)	(48,494)
Class F-3	117,856	12,829	50,775	5,567	(484,862)	(52,849)	(316,231)	(34,453)
Class 529-A	6,819	745	4,377	480	(30,997)	(3,399)	(19,801)	(2,174)
Class 529-C	640	70	146	16	(1,871)	(205)	(1,085)	(119)
Class 529-E	496	55	200	22	(1,683)	(186)	(987)	(109)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	2,194	240	666	73	(3,937)	(432)	(1,077)	(119)
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	1,198	133	240	27	(1,593)	(179)	(155)	(19)
Class R-2	10,901	1,212	720	81	(6,424)	(721)	5,197	572
Class R-2E	933	102	147	16	(926)	(104)	154	14
Class R-3	8,462	935	1,541	171	(13,218)	(1,476)	(3,215)	(370)
Class R-4	10,120	1,107	3,233	355	(18,699)	(2,054)	(5,346)	(592)
Class R-5E	7,070	772	1,790	197	(11,681)	(1,290)	(2,821)	(321)
Class R-5	1,782	194	591	65	(3,471)	(378)	(1,098)	(119)
Class R-6	1,859,454	202,290	569,653	62,189	(571,498)	(62,493)	1,857,609	201,986
Total net increase (decrease)	$2,401,449	261,251	$834,652	91,244	$(2,837,803)	(309,844)	$398,298	42,651
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $976,440,000 and $883,216,000, respectively, during the year ended November 30, 2024.
11. Ownership concentration

At November 30, 2024, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 20%, 21% and 18%, respectively. CRMC is the investment adviser to the three target date retirement funds.

27	American Funds Inflation Linked Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
11/30/2024	$8.98	$.23	$.28	$.51	$(.07 )	$—	$(.07 )	$9.42	5.71%	$950	.69%	.69%	2.47%
11/30/2023	9.72	.31	(.49 )	(.18 )	(.56 )	—	(.56 )	8.98	(1.92)	1,371.69		.69	3.42
11/30/2022	11.29	.65	(1.85)	(1.20)	(.37 )	—	(.37 )	9.72	(11.00)	2,103.67		.67	6.33
11/30/2021	11.19	.40	.11	.51	(.22 )	(.19 )	(.41 )	11.29	4.68	2,175.68		.68	3.60
11/30/2020	9.89	.13	1.26	1.39	(.09 )	—	(.09 )	11.19	14.22	1,050.70		.70	1.23
Class C:
11/30/2024	8.85	.15	.29	.44	—	—	—	9.29	4.97	27	1.40	1.40	1.70
11/30/2023	9.57	.24	(.48 )	(.24 )	(.48 )	—	(.48 )	8.85	(2.63)	47	1.39	1.39	2.69
11/30/2022	11.15	.58	(1.83)	(1.25)	(.33 )	—	(.33 )	9.57	(11.56)	83	1.37	1.37	5.67
11/30/2021	11.08	.34	.08	.42	(.16 )	(.19 )	(.35 )	11.15	3.92	99	1.37	1.37	3.09
11/30/2020	9.78	.05	1.26	1.31	(.01 )	—	(.01 )	11.08	13.44	18	1.40	1.40	.47
Class T:
11/30/2024	9.02	.27	.26	.53	(.11 )	—	(.11 )	9.44	5.95 [5]	— [6]	.39 [5]	.39 [5]	2.89 [5]
11/30/2023	9.76	.35	(.49 )	(.14 )	(.60 )	—	(.60 )	9.02	(1.53)[5]	— [6]	.32 [5]	.32 [5]	3.85 [5]
11/30/2022	11.32	.68	(1.86)	(1.18)	(.38 )	—	(.38 )	9.76	(10.74)[5]	— [6]	.36 [5]	.36 [5]	6.53 [5]
11/30/2021	11.21	.41	.13	.54	(.24 )	(.19 )	(.43 )	11.32	4.97 [5]	— [6]	.40 [5]	.40 [5]	3.76 [5]
11/30/2020	9.90	.15	1.28	1.43	(.12 )	—	(.12 )	11.21	14.51 [5]	— [6]	.41 [5]	.41 [5]	1.44 [5]
Class F-1:
11/30/2024	8.99	.22	.29	.51	(.06 )	—	(.06 )	9.44	5.63	34.67		.67	2.44
11/30/2023	9.72	.31	(.49 )	(.18 )	(.55 )	—	(.55 )	8.99	(1.84)	57.67		.67	3.38
11/30/2022	11.28	.65	(1.85)	(1.20)	(.36 )	—	(.36 )	9.72	(10.96)	120.68		.68	6.23
11/30/2021	11.21	.40	.09	.49	(.23 )	(.19 )	(.42 )	11.28	4.54	262.67		.67	3.67
11/30/2020	9.89	.18	1.23	1.41	(.09 )	—	(.09 )	11.21	14.26	134.67		.67	1.67
Class F-2:
11/30/2024	9.05	.24	.29	.53	(.10 )	—	(.10 )	9.48	6.04	324.40		.40	2.60
11/30/2023	9.79	.34	(.49 )	(.15 )	(.59 )	—	(.59 )	9.05	(1.60)	718.40		.40	3.70
11/30/2022	11.36	.69	(1.87)	(1.18)	(.39 )	—	(.39 )	9.79	(10.76)	1,252.40		.40	6.61
11/30/2021	11.26	.44	.10	.54	(.25 )	(.19 )	(.44 )	11.36	4.90	1,666.40		.40	3.96
11/30/2020	9.94	.17	1.27	1.44	(.12 )	—	(.12 )	11.26	14.54	788.41		.41	1.55
Class F-3:
11/30/2024	9.03	.26	.28	.54	(.11 )	—	(.11 )	9.46	6.19	295.29		.29	2.83
11/30/2023	9.78	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.03	(1.56)	490.29		.29	3.79
11/30/2022	11.34	.70	(1.87)	(1.17)	(.39 )	—	(.39 )	9.78	(10.62)	868.30		.29	6.72
11/30/2021	11.24	.46	.08	.54	(.25 )	(.19 )	(.44 )	11.34	4.98	1,000.31		.31	4.13
11/30/2020	9.93	.17	1.27	1.44	(.13 )	—	(.13 )	11.24	14.69	356.33		.32	1.64
Class 529-A:
11/30/2024	8.98	.23	.28	.51	(.07 )	—	(.07 )	9.42	5.63	40.68		.68	2.54
11/30/2023	9.73	.32	(.50 )	(.18 )	(.57 )	—	(.57 )	8.98	(1.86)	51.67		.67	3.47
11/30/2022	11.29	.65	(1.85)	(1.20)	(.36 )	—	(.36 )	9.73	(10.93)	77.65		.65	6.31
11/30/2021	11.19	.40	.10	.50	(.21 )	(.19 )	(.40 )	11.29	4.63	73.67		.67	3.60
11/30/2020	9.89	.13	1.26	1.39	(.09 )	—	(.09 )	11.19	14.10	42.73		.73	1.20
Refer to the end of the table for footnotes.

American Funds Inflation Linked Bond Fund	28

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
11/30/2024	$8.93	$.17	$.26	$.43	$—	$—	$—	$9.36	4.93%	$1	1.44%	1.44%	1.82%
11/30/2023	9.66	.24	(.49 )	(.25 )	(.48 )	—	(.48 )	8.93	(2.60)	2	1.44	1.44	2.67
11/30/2022	11.23	.57	(1.84)	(1.27)	(.30 )	—	(.30 )	9.66	(11.68)	3	1.42	1.42	5.61
11/30/2021	11.08	.32	.11	.43	(.09 )	(.19 )	(.28 )	11.23	3.84	3	1.41	1.41	2.87
11/30/2020	9.79	.01	1.30	1.31	(.02 )	—	(.02 )	11.08	13.40	2	1.41	1.41	.14
Class 529-E:
11/30/2024	8.91	.21	.28	.49	(.05 )	—	(.05 )	9.35	5.59	2.89		.89	2.33
11/30/2023	9.66	.29	(.50 )	(.21 )	(.54 )	—	(.54 )	8.91	(2.12)	2.89		.89	3.25
11/30/2022	11.21	.62	(1.83)	(1.21)	(.34 )	—	(.34 )	9.66	(11.23)	4.88		.88	6.02
11/30/2021	11.13	.36	.12	.48	(.21 )	(.19 )	(.40 )	11.21	4.41	3.89		.89	3.32
11/30/2020	9.84	.11	1.26	1.37	(.08 )	—	(.08 )	11.13	13.96	2.91		.91	1.04
Class 529-T:
11/30/2024	9.01	.26	.26	.52	(.10 )	—	(.10 )	9.43	5.98 [5]	— [6]	.45 [5]	.45 [5]	2.82 [5]
11/30/2023	9.76	.34	(.50 )	(.16 )	(.59 )	—	(.59 )	9.01	(1.59)[5]	— [6]	.41 [5]	.41 [5]	3.75 [5]
11/30/2022	11.31	.67	(1.84)	(1.17)	(.38 )	—	(.38 )	9.76	(10.79)[5]	— [6]	.42 [5]	.42 [5]	6.48 [5]
11/30/2021	11.21	.41	.11	.52	(.23 )	(.19 )	(.42 )	11.31	4.83 [5]	— [6]	.45 [5]	.45 [5]	3.72 [5]
11/30/2020	9.90	.15	1.27	1.42	(.11 )	—	(.11 )	11.21	14.55 [5]	— [6]	.48 [5]	.48 [5]	1.37 [5]
Class 529-F-1:
11/30/2024	9.03	.26	.27	.53	(.10 )	—	(.10 )	9.46	5.89 [5]	— [6]	.48 [5]	.48 [5]	2.79 [5]
11/30/2023	9.78	.34	(.51 )	(.17 )	(.58 )	—	(.58 )	9.03	(1.78)[5]	— [6]	.48 [5]	.48 [5]	3.68 [5]
11/30/2022	11.34	.66	(1.84)	(1.18)	(.38 )	—	(.38 )	9.78	(10.78)[5]	— [6]	.49 [5]	.49 [5]	6.41 [5]
11/30/2021	11.24	.41	.12	.53	(.24 )	(.19 )	(.43 )	11.34	4.81 [5]	— [6]	.47 [5]	.47 [5]	3.71 [5]
11/30/2020	9.92	.15	1.28	1.43	(.11 )	—	(.11 )	11.24	14.49 [5]	— [6]	.46 [5]	.46 [5]	1.42 [5]
Class 529-F-2:
11/30/2024	9.00	.26	.28	.54	(.11 )	—	(.11 )	9.43	6.01	8.40		.40	2.83
11/30/2023	9.75	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.00	(1.66)	9.38		.38	3.79
11/30/2022	11.30	.67	(1.84)	(1.17)	(.38 )	—	(.38 )	9.75	(10.67)	11.39		.39	6.52
11/30/2021	11.20	.42	.11	.53	(.24 )	(.19 )	(.43 )	11.30	4.86	9.42		.42	3.85
11/30/2020[7,8]	11.03	.01	.16	.17	—	—	—	11.20	1.54 [9]	7	.04 [9]	.04 [9]	.11 [9]
Class 529-F-3:
11/30/2024	8.99	.27	.27	.54	(.11 )	—	(.11 )	9.42	6.16	— [6]	.34	.34	2.94
11/30/2023	9.74	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	8.99	(1.65)	— [6]	.36	.36	3.81
11/30/2022	11.29	.67	(1.83)	(1.16)	(.39 )	—	(.39 )	9.74	(10.66)	— [6]	.36	.36	6.53
11/30/2021	11.20	.42	.11	.53	(.25 )	(.19 )	(.44 )	11.29	4.91	— [6]	.41	.37	3.80
11/30/2020[7,8]	11.03	.01	.16	.17	—	—	—	11.20	1.54 [9]	— [6]	.05 [9]	.03 [9]	.12 [9]
Class R-1:
11/30/2024	8.83	.17	.27	.44	(.01 )	—	(.01 )	9.26	4.93	4	1.41	1.41	1.83
11/30/2023	9.57	.25	(.49 )	(.24 )	(.50 )	—	(.50 )	8.83	(2.54)	4	1.40	1.40	2.77
11/30/2022	11.10	.57	(1.82)	(1.25)	(.28 )	—	(.28 )	9.57	(11.66)	5	1.41	1.41	5.62
11/30/2021	11.11	.30	.11	.41	(.23 )	(.19 )	(.42 )	11.10	3.81	4	1.46	1.46	2.76
11/30/2020	9.80	.05	1.27	1.32	(.01 )	—	(.01 )	11.11	13.44	3	1.40	1.40	.54
Refer to the end of the table for footnotes.

29	American Funds Inflation Linked Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
11/30/2024	$8.78	$.17	$.27	$.44	$(.03 )	$—	$(.03 )	$9.19	5.03%	$16	1.36%	1.36%	1.86%
11/30/2023	9.52	.25	(.49 )	(.24 )	(.50 )	—	(.50 )	8.78	(2.64)	18	1.35	1.35	2.85
11/30/2022	11.06	.57	(1.82)	(1.25)	(.29 )	—	(.29 )	9.52	(11.56)	13	1.36	1.35	5.64
11/30/2021	10.99	.31	.11	.42	(.16 )	(.19 )	(.35 )	11.06	3.89	13	1.36	1.36	2.83
11/30/2020	9.72	.06	1.24	1.30	(.03 )	—	(.03 )	10.99	13.46	10	1.40	1.40	.56
Class R-2E:
11/30/2024	8.94	.19	.28	.47	(.03 )	—	(.03 )	9.38	5.28	2	1.10	1.10	2.11
11/30/2023	9.68	.28	(.50 )	(.22 )	(.52 )	—	(.52 )	8.94	(2.29)	3	1.10	1.10	3.12
11/30/2022	11.23	.61	(1.84)	(1.23)	(.32 )	—	(.32 )	9.68	(11.36)	3	1.11	1.11	5.96
11/30/2021	11.13	.37	.09	.46	(.17 )	(.19 )	(.36 )	11.23	4.11	2	1.11	1.11	3.38
11/30/2020	9.85	.07	1.27	1.34	(.06 )	—	(.06 )	11.13	13.71	2	1.17	1.16	.70
Class R-3:
11/30/2024	8.89	.21	.27	.48	(.05 )	—	(.05 )	9.32	5.41	23.94		.94	2.31
11/30/2023	9.62	.29	(.48 )	(.19 )	(.54 )	—	(.54 )	8.89	(2.10)	23.94		.94	3.20
11/30/2022	11.17	.62	(1.84)	(1.22)	(.33 )	—	(.33 )	9.62	(11.20)	28.94		.94	6.05
11/30/2021	11.10	.37	.09	.46	(.20 )	(.19 )	(.39 )	11.17	4.27	28.95		.95	3.35
11/30/2020	9.81	.10	1.27	1.37	(.08 )	—	(.08 )	11.10	13.90	18.97		.97	.97
Class R-4:
11/30/2024	8.98	.23	.28	.51	(.08 )	—	(.08 )	9.41	5.72	33.64		.64	2.46
11/30/2023	9.72	.32	(.49 )	(.17 )	(.57 )	—	(.57 )	8.98	(1.87)	46.64		.64	3.50
11/30/2022	11.28	.65	(1.84)	(1.19)	(.37 )	—	(.37 )	9.72	(10.92)	56.65		.65	6.28
11/30/2021	11.19	.44	.06	.50	(.22 )	(.19 )	(.41 )	11.28	4.63	64.65		.64	4.03
11/30/2020	9.89	.13	1.27	1.40	(.10 )	—	(.10 )	11.19	14.33	15.66		.66	1.26
Class R-5E:
11/30/2024	9.00	.26	.28	.54	(.10 )	—	(.10 )	9.44	5.93	24.44		.44	2.82
11/30/2023	9.76	.34	(.51 )	(.17 )	(.59 )	—	(.59 )	9.00	(1.60)	24.45		.45	3.74
11/30/2022	11.31	.68	(1.85)	(1.17)	(.38 )	—	(.38 )	9.76	(10.76)	29.44		.44	6.63
11/30/2021	11.22	.45	.07	.52	(.24 )	(.19 )	(.43 )	11.31	4.77	17.45		.45	4.07
11/30/2020	9.91	.15	1.28	1.43	(.12 )	—	(.12 )	11.22	14.51	8.45		.45	1.38
Class R-5:
11/30/2024	9.05	.27	.28	.55	(.11 )	—	(.11 )	9.49	6.12	6.34		.34	2.97
11/30/2023	9.80	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.05	(1.63)	8.34		.34	3.81
11/30/2022	11.36	.69	(1.86)	(1.17)	(.39 )	—	(.39 )	9.80	(10.65)	10.35		.35	6.58
11/30/2021	11.26	.44	.10	.54	(.25 )	(.19 )	(.44 )	11.36	4.93	14.36		.36	3.96
11/30/2020	9.95	.18	1.26	1.44	(.13 )	—	(.13 )	11.26	14.62	8.36		.36	1.68
Class R-6:
11/30/2024	9.06	.28	.28	.56	(.12 )	—	(.12 )	9.50	6.07	11,760.29		.29	3.01
11/30/2023	9.82	.36	(.52 )	(.16 )	(.60 )	—	(.60 )	9.06	(1.45)	10,301.29		.29	3.89
11/30/2022	11.38	.67	(1.84)	(1.17)	(.39 )	—	(.39 )	9.82	(10.68)	9,173.30		.29	6.52
11/30/2021	11.27	.44	.11	.55	(.25 )	(.19 )	(.44 )	11.38	5.05	7,805.31		.31	3.99
11/30/2020	9.96	.17	1.27	1.44	(.13 )	—	(.13 )	11.27	14.66	5,933.32		.32	1.57
Refer to the end of the table for footnotes.

American Funds Inflation Linked Bond Fund	30

Financial highlights (continued)

	Year ended November 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[10]	23%	8%	42%	29%	114%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During some of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

31	American Funds Inflation Linked Bond Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Inflation Linked Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Inflation Linked Bond Fund (the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statements of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
January 10, 2025
We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Inflation Linked Bond Fund	32

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended November 30, 2024:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	100%
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

33	American Funds Inflation Linked Bond Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Inflation Linked Bond Fund	34

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Inflation Linked Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: January 31, 2025